Organization and Nature of Operations - Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries (Details) - Subsidiaries [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries Line Items]
Revenue, net	$ 14,105,620	$ 15,997,954	$ 20,283,245
Gross profit	4,519,747	5,245,840	7,008,493
Income from operations	606,308	1,101,095	2,921,322
Net income (loss)	$ 146,528	$ 780,491	$ 2,932,363